Cash and Cash Equivalents and Bank Overdraft	3 Months Ended
May 31, 2024
Cash and Cash Equivalents and Bank Overdraft [Abstract]
CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

8. CASH AND CASH EQUIVALENTS AND BANK OVERDRAFT

Figures in Rand thousands	As of May 31, 2024	As of February 29, 2024

Cash on hand	557	1,965
Bank balances	230,002	457,366
Short-term deposits	765,495	196
Cash and cash equivalents in the consolidated statement of financial position	996,054	459,527
Bank overdrafts	(46,496)	(23,362)
Cash and cash equivalents in the consolidated statement of cash flows	949,558	436,165

Current assets	996,054	459,527
Current liabilities	(46,496)	(23,362)
	949,558	436,165